Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	DREYFUS MIDCAP INDEX FUND INC
Central Index Key	0000875732
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 31, 2016
Prospectus Date	Aug. 31, 2016
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500® Index Fund
Prospectus:
Trading Symbol	PEOPX
Dreyfus Midcap Index Fund Inc | DREYFUS MIDCAP INDEX FUND INC
Prospectus:
Trading Symbol	PESPX
Dreyfus Midcap Index Fund Inc | Class I
Prospectus:
Trading Symbol	DMIDX
Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Prospectus:
Trading Symbol	DISSX
Dreyfus Smallcap Stock Index Fund | Class I
Prospectus:
Trading Symbol	DISIX
Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Prospectus:
Trading Symbol	DIISX
Dreyfus International Stock Index Fund | Class I
Prospectus:
Trading Symbol	DINIX